FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	(a)
or fiscal year:	(b)	12/31/2008

Is this a transition report? (Y or N)	N

Is this an amendment to a previous filing? (Y or N)	N

Those items or sub-items with a box “☒” after the item should be completed only if the answer has changed from the previous filing of this form.

1	A) Registrant Name:	Genworth Life of New York VA Separate Account 2
	B) File Number:	811-22191
	C) Telephone Number:	804.281.6910

2	A) Street: 666 Third Avenue, 9th Floor
	B) City: New York	C) State: NY	D) Zip Code: 10017	Zip Ext.:
	E) Foreign Country:		Foreign Postal Code:

3	Is this the first filing on this form by the Registrant? (Y or N)	Y

4	Is this the last filing on this form by the Registrant? (Y or N)	N

5	Is Registrant a small business investment company (SBIC)? (Y or N)	N
[ If answer is “Y” (Yes), complete only items 89 through 110. ]

6	Is Registrant a unit investment trust (UIT)? (Y or N)
	[ If answer is “Y” (Yes) complete only items 111 through 132.]	Y

UNIT INVESTMENT TRUSTS

111	A)	☒ Depositor Name: Genworth Life Insurance Company of New York
	B)	☒ File Number (If any):
	C)	☒ City: New York	State: New York	Zip Code: 10017	Zip Ext.:
		☒ Foreign Country:		Foreign Postal Code:

112	A)	☒ Sponsor Name:
	B)	☒ File Number (If any):
	C)	☒ City:	State:	Zip Code:	Zip Ext.:
		☒ Foreign Country:		Foreign Postal Code:

113	A)	☒ Trustee Name:
	B)	☒ City:	State:	Zip Code:	Zip Ext.:
		☒ Foreign Country:		Foreign Postal Code:

114	A)	☒ Principal Underwriter Name: Capital Brokerage Corporation
	B)	☒ File Number : 8-26614
	C)	☒ City: Richmond	State: Virginia	Zip Code: 23230	Zip Ext.:
		☒ Foreign Country:		Foreign Postal Code:

115	A)	☒ Independent Public Accountant Name: KPMG, LLP
	B)	☒ City: Richmond	State: Virginia	Zip Code: 23223	Zip Ext.:
		☒ Foreign Country:		Foreign Postal Code:

116	Family of investment companies information:
	A)	☒	Is Registrant part of a family of investment companies? (Y or N)	N
	B)	☒	Identify the family in 10 letters.
(NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

117	A)	☒	Is Registrant a separate account of an insurance company? (Y or N)	Y
If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?;
	B)	☒	Variable annuity contracts? (Y or N)	Y
	C)	☒	Schedule premium variable life contracts? (Y or N)	N
	D)	☒	Flexible premium variable life contracts? (Y or N)	N
	E)	☒	Other types of insurance products registered under the Securities Act of 1933? (Y or N)	N

118	☒	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.		1

119	☒	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.		1

120	☒	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted).		N/A

121	☒	State the number of series for which a current prospectus was in existence at the end of the period.		1

122	☒	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.		N/A

123	☒	State the total value of the additional units considered in answering item 122 ($000’s omitted).		N/A

124	☒

State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted).

			N/A

125	☒	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted).	$0

126	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)		$0

127

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of	Total Assets	Total Income
		Series	($000’s	Distributions
		Investing	omitted)	($000’s omitted)
A)	U.S. Treasury direct issue
B)	U.S. Government Agency
C)	State and municipal tax-free
D)	Public utility debt
E)	Brokers or dealers debt or debt of brokers’ or dealers’ parent
F)	All other corporate intermed. & long-term debt
G)	All other corporate short-term debt
H)	Equity securities of brokers or dealers or parents of brokers or dealers
I)	Investment company equity securities
J)	All other equity securities	1	$6,579	$182
K)	Other securities
L)	Total assets of all series of registrant	1	$6,579	$182

128	☒

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N)

N
[ If the answer is “N” (No), go to item 131.]

129	☒	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N)
[ If the answer is “N” (No), go to item 131.]

130	☒	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y or N)

131	☒	Total expenses incurred by all series of registrant during the current reporting period ($000’s omitted)	$29

132	☒	List the “811” (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:	811-22191

This report is being signed on behalf of the Genworth Life of New York VA Separate Account 2.  The undersigned is an officer of Genworth Life Insurance Company of New York and is duly authorized to sign this report in the County of Henrico, Commonwealth of Virginia on this 25th day of February, 2009.

Genworth Life of New York VA Separate Account 2

By:	/s/ Jac J. Amerell
Name: Jac J. Amerell
Title:	Vice President and Controller
Genworth Life Insurance Company of New York

Witness:	/s/ Heather C. Harker
Name: Heather C. Harker
Title:	Vice President and Associate General Counsel
Genworth Life Insurance Company of New York